PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Solution 2065 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 8.0%
30,393  Vanguard FTSE
Developed Markets
ETF
$ 1,605,054
8.0
Total Exchange-Traded
Funds
(Cost $1,329,087)
1,605,054
8.0
MUTUAL FUNDS : 92.0%
Affiliated Investment Companies : 92.0%
22,348  Voya Intermediate
Bond Fund - Class R6
200,681
1.0
125,892  Voya Large Cap Value
Portfolio - Class R6
808,225
4.0
94,139  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,009,166
5.0
296,136  Voya Multi-Manager
International Equity
Fund - Class I
3,331,535
16.5
64,664  Voya Multi-Manager
Mid Cap Value Fund
- Class I
704,194
3.5
10,469  Voya Russell
TM
Large
Cap Growth Index
- Class I
804,466
4.0
6,370
(1)
Voya Small Cap
Growth Fund - Class
R6
303,085
1.5
30,505  Voya Small Company
Fund - Class R6
503,636
2.5
372,410  Voya U.S. Stock Index
Portfolio - Class I
7,459,372
37.0
28,794  VY
®
Invesco Comstock
Portfolio - Class I
608,411
3.0
51,978  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
1,508,935
7.5
65,706  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
700,426
3.5
6,423  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
603,140
3.0
Total Mutual Funds
(Cost $16,528,314)
18,545,272
92.0
Total Long-Term
Investments
(Cost $17,857,401)
20,150,326
100.0
Total Investments in
Securities
(Cost $17,857,401) $ 20,150,326 100.0
Liabilities in Excess
of Other Assets (5,860) 0.0
Net Assets $ 20,144,466 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Solution 2065 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 1,605,054 $ — $ — $ 1,605,054
Mutual Funds 18,545,272 — — 18,545,272
Total Investments, at fair value $ 20,150,326 $ — $ — $ 20,150,326
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ — $ 210,601 $ (14,913) $ 4,993 $ 200,681 $ 1,979 $ 125 $ —
Voya Large Cap Value Portfolio -
Class R6
601,288 260,345 (119,714) 66,306 808,225 1,546 7,650 36,966
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
835,890 343,631 (242,823) 72,468 1,009,166 — 22,727 —
Voya Multi-Manager International
Equity Fund - Class I
1,302,224 2,327,700 (504,552) 206,163 3,331,535 — 79,324 —
Voya Multi-Manager International
Factors Fund - Class I
1,216,747 299,610 (1,446,223) (70,134) — — 156,462 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
417,444 385,814 (176,879) 77,815 704,194 — (1,368) —
Voya Russell
TM
Large Cap Growth
Index - Class I
540,225 292,097 (103,602) 75,746 804,466 2,883 48,500 25,279
Voya Small Cap Growth Fund -
Class R6
214,555 78,880 (30,559) 40,209 303,085 — 7,096 —
Voya Small Company Fund - Class
R6
362,157 171,068 (70,042) 40,453 503,636 — 9,006 —
Voya U.S. Stock Index Portfolio -
Class I
5,009,395 3,028,299 (1,101,060) 522,738 7,459,372 5,581 158,702 514,984
VY
®
Invesco Comstock Portfolio -
Class I
423,518 220,082 (59,513) 24,324 608,411 503 (1,572) 50,482
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
1,047,041 508,374 (199,958) 153,478 1,508,935 6,070 (15,986) 16,813
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
418,056 449,840 (175,697) 8,227 700,426 — 1,829 66,327
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
500,841 239,617 (137,555) 237 603,140 — 55,504 52,265
$ 12,889,381 $ 8,815,958 $ (4,383,090) $ 1,223,023 $ 18,545,272 $ 18,562 $ 527,999 $ 763,116
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,292,925
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 2,292,925